Note 7. Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
NOTE 7 - DEPOSITS

The following is a detail of deposit accounts:

	December 31,
	2011	2010
Noninterest bearing deposits	$34,119,580	$28,855,563
Interest bearing
NOW	56,286,359	46,091,615
Money market	33,815,603	32,936,263
Savings	25,700,743	15,528,872
Time, less than $100,000	124,427,610	169,341,209
Time, $100,000 and over	41,796,626	51,848,800

Total deposits	$316,146,520	$344,602,322

At December 31, 2011 and 2010, the Bank had approximately $44,655,452 and $79,945,249, respectively, in time deposits from customers outside its market area.  This includes $42,898,000 and $71,731,000 in brokered and wholesale deposits in 2011 and 2010, respectively.  Contractual rates of interest on brokered and wholesale deposits outstanding at December 31, 2011, ranged from a low of 0.35% to a high of 3.25%.  Contractual rates of interest on brokered and wholesale deposits outstanding at December 31, 2010, ranged from a low of 0.20% to a high of 4.41%.

At December 31, 2011 the scheduled maturities of time deposits are as follows:

2012	$145,524,083
2013	13,517,910
2014	1,586,692
2015	256,930
2016	5,338,621

$166,224,236